Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	PEO		Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(3) ($)	Value of Initial Fixed $100 Investment Based on			Company Selected Performance Measure

Year	Summary Compensation Table Total ($)	Compensation Actually Paid(1) ($)			Total Shareholder Return(4)(5) ($)	Peer Group Total Shareholder Return(4)(6) ($)	Net Income ($) (MM)	Normalized FFO(7) ($) (MM)

2022	2,679,430	2,396,589	893,722	797,423	73	100	100.0	107.2
2021	2,102,957	2,306,297	794,553	859,230	91	132	25.5	87.6
2020(8)	1,991,076	1,588,654	759,558	639,489	64	92	37.0	86.2

Company Selected Measure Name	Normalized FFO
Named Executive Officers, Footnote [Text Block]	The dollar amounts under “Average Summary Compensation Table Total for Non-PEO NEOs” represent the average of the amounts reported for the NEOs as a group (excluding Mr. Louis S. Haddad, who has served as our Chief Executive Officer since our initial public offering) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Haddad) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Matthew T. Barnes-Smith, Michael P. O’Hara, Shawn J. Tibbetts, Eric E. Apperson and Shelly Hampton; (ii) for 2021, Michael P. O’Hara, Shawn J. Tibbetts, Eric E. Apperson and Shelly Hampton; and (iii) for 2020, Michael P. O’Hara, Shawn J. Tibbetts, Eric E. Apperson and Shelly Hampton.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the MSCI US REIT Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 2,679,430	$ 2,102,957	$ 1,991,076
PEO Actually Paid Compensation Amount	$ 2,396,589	2,306,297	1,588,654
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts under "Compensation Actually Paid" represent the amount of "compensation actually paid" to Mr. Haddad, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Haddad during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Haddad's total compensation for each year to determine the compensation actually paid:

	Reconciliation of Summary Compensation Total vs Compensation Actually Paid (PEO) ($)

Year	Total Compensation as reported in the Summary Compensation Table (SCT)	Minus: SCT Equity Awards	Add: Fair value at end of fiscal year of equity compensation granted within applicable year	Add: Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during applicable fiscal year	Add: Change in fair value from end of prior fiscal year to the end of the applicable fiscal year for awards made in any prior fiscal year that were unvested at the end of applicable fiscal year	Equals: Compensation Actually Paid to PEO

2022	2,679,430	(981,770)	759,782	(7,575)	(53,278)	2,396,589
2021	2,102,957	(452,588)	544,967	50,493	60,468	2,306,297
2020	1,991,076	(784,572)	508,838	(29,920)	(96,768)	1,588,654

Non-PEO NEO Average Total Compensation Amount	$ 893,722	794,553	759,558
Non-PEO NEO Average Compensation Actually Paid Amount	$ 797,423	859,230	639,489
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts under "Average Compensation Actually Paid to Non-PEO NEOs" represent the average amount of "compensation actually paid" to the NEOs as a group (excluding the Chief Executive Officer, Mr. Haddad), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs' average total compensation for each year to determine the compensation actually paid:

	Reconciliation of Average Summary Compensation Table Total vs Average Compensation Actually Paid (other NEOs) ($)

Year	Average Compensation as reported in the Summary Compensation Table (SCT)	Minus: SCT Equity Awards	Add: Fair value at end of fiscal year of equity compensation granted within applicable year	Add: Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during applicable fiscal year	Add: Change in fair value from end of prior fiscal year to the end of the applicable fiscal year for awards made in any prior fiscal year that were unvested at the end of applicable fiscal year	Equals: Average Compensation Actually Paid to Non-PEO NEOs

2022	893,722	(298,502)	231,489	(1,950)	(27,336)	797,423
2021	794,553	(151,557)	182,492	15,119	18,623	859,230
2020	759,558	(241,647)	156,721	(7,092)	(28,051)	639,489

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Refer to Appendix A for the reconciliation of Normalized FFO to Net Income.
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

•Normalized FFO;
•Normalized FFO/Share;
•Net Operating Income

Total Shareholder Return Amount	$ 73	91	64
Peer Group Total Shareholder Return Amount	100	132	92
Net Income (Loss)	$ 100,000,000.0	$ 25,500,000	$ 37,000,000.0
Company Selected Measure Amount	107,200,000	87,600,000	86,200,000
PEO Name	Louis S. Haddad	Louis S. Haddad	Louis S. Haddad
Additional 402(v) Disclosure [Text Block]	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined in Item 402(v) of Regulation S-K) and certain financial performance of the Company. The Compensation Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the Company’s performance, see “Compensation Discussion and Analysis” on page 33 above. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts earned or realized by NEOs, including with respect to RSUs. See the “2022 Option Exercises and Stock Vested” table on page 47.Pursuant to SEC rules, the total shareholder return ("TSR") figures assume an initial investment of $100 on December 31, 2019. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.In an effort to strengthen our financial flexibility and efficiently manage through the uncertainty caused by the COVID-19 pandemic, Mr. Haddad voluntarily elected to reduce his base salary by 25% effective as of May 1, 2020. On February 18, 2021, as a result of improvement in general economic conditions and our operating performance, the Company's Board of Directors reinstated Mr. Haddad's base salary to pre-COVID-19 compensation levels, effective January 1, 2021.
FINANCIAL PERFORMANCE MEASURES
As described in greater detail in the Compensation Discussion and Analysis on page 33, our approach to executive compensation is designed to align and motivate NEOs to continue their focus on shareholder performance and the successful execution of key strategic priorities. The most important financial measures used by the Company to link compensation actually paid to the NEOs for the most recently completed fiscal year, to the Company's performance are as follows (unranked):
ANALYSIS OF THE INFORMATION PRESENTED IN THE PAY VERSUS PERFORMANCE TABLE
The following graphs illustrate the relationship during 2020-2022 of the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our other NEOs (each as set forth in the table above), to (i) our cumulative TSR and the cumulative TSR of the constituent companies in the MSCI US REIT Index, (ii) our GAAP net income, and (iii) our Normalized FFO (in each case as set forth in the table above):

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Normalized FFO;
Non-GAAP Measure Description [Text Block]	Normalized FFO is defined as FFO calculated in accordance with the standards establish by the National Association of Real Estate Investment Trusts “Nareit”), adjusted for certain items, including but not limited to, acquisition, development and other pursuit costs, debt extinguishment losses, prepayment penalties, impairment of intangible assets and liabilities, mark-to-market adjustments on interest rate derivatives not designated as cash flow hedges, certain costs for interest rate caps designated as cash flow hedges, provision for unrealized non-cash credit losses, amortization of right-of-use assets attributable to finance leases, severance related costs, and other non-comparable items. Nareit defines FFO as net income (loss) calculated in accordance with GAAP, excluding depreciation and amortization related to real estate, gains or losses from the sale of certain real estate assets, gains and losses from change in control, and impairment write-downs of certain real estate assets and investments in entities when the impairment is directly attributable to decreases in the value of depreciable real estate held by the entity.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Normalized FFO/Share;
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•Net Operating Income
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (981,770)	$ (452,588)	$ (784,572)
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	759,782	544,967	508,838
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,575)	50,493	(29,920)
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(53,278)	60,468	(96,768)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(298,502)	(151,557)	(241,647)
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	231,489	182,492	156,721
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,950)	15,119	(7,092)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (27,336)	$ 18,623	$ (28,051)